Related Party Transactions (Details) - USD ($)	6 Months Ended	12 Months Ended				24 Months Ended	32 Months Ended
	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2022
Related party transactions [Line Items]
Allowance for credit loss		$ 10,362	$ 44,602	$ 108,502
Other receivables		200,000
Advertising fee			43,590	359,968
Actual usage percentage		1.70%
Contract percentage	2.25%					1.50%
Related Party Transaction, Amounts of Transaction		$ 87,000	87,000	65,000
Percentage of beneficial shareholder		10.70%
Monthly rental expense		$ 14,000
Renegotiated		8,600
Rent		3,900
Total rental expense			$ 151,000	$ 158,000	$ 147,000
Kashi Jinwang Art Purchase E-commerce Co., Ltd [Member]
Related party transactions [Line Items]
Advertising fee percentage							1.50%
Related Party [Member]
Related party transactions [Line Items]
Advertising fee		$ 180,000